SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF ENTITIES

The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hongkong) Pet’s Products Co., Limited (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 9, 2009	Zhangzhou, China	100%	Manufacturing of pet leash products
Dogness Overseas Ltd (“Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (“Dogness Group”)	January 23, 2018	Delaware, United States	100%	Pet products trading
Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”)	July 6, 2018	Guangzhou, China	58%	Research and manufacturing of intelligent pet products
Dogness Pet Culture (Dongguan) Co. Ltd. (“Dogness Culture”)	December 14, 2018	Dongguan, China	51.2%	Developing and expanding pet food market

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE
Useful life
Buildings	10-50 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	5-10 years
Transportation vehicles	5 years
Office equipment and furniture	5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	June 30, 2022	June 30, 2021		June 30, 2020
Year-end spot rate	US$1=RMB6.6981	US$1=RMB 6.4566	US$1=JPY 111.1	US$1=RMB 7.0721	US$1=JPY 107.5
Average rate	US$1=RMB6.4554	US$1=RMB 6.6221	US$1=JPY 106.6	US$1=RMB 7.0323	US$1=JPY 107.5